Disclosure of additional information about leasing activities for lessee (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Total minimum lease payments	$ 89,750	$ 13,720
Effect of discounting	(5,177)	(788)
Present value of minimum lease payments	84,573	12,932
Less: current portion	(18,327)	(3,172)
Minimum finance lease payments payable noncurrent	66,246	9,760
Less than 12 months [Member]
Statement [Line Items]
Total minimum lease payments	20,186	3,508
13-36 months [Member]
Statement [Line Items]
Total minimum lease payments	40,253	6,667
37-60 months [Member]
Statement [Line Items]
Total minimum lease payments	29,311	3,545
More than 60 months [Member]
Statement [Line Items]
Total minimum lease payments	$ 0	$ 0